Offerings	Mar. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share
Amount Registered | shares	846,948
Proposed Maximum Offering Price per Unit	121.68
Maximum Aggregate Offering Price	$ 103,056,632.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,232.12
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional ordinary shares, $0.0001 par value per share (the "Ordinary Shares") of SharkNinja, Inc. (the "Registrant") which become issuable under the Registrant's 2023 Equity Incentive Plan (the "2023 Plan") and the Registrant's 2023 Employee Share Purchase Plan (the "ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding Ordinary Shares. (2) Represents an automatic increase to the number of shares available for issuance under the 2023 Plan, in accordance with the automatic annual increase provision of the 2023 Plan, effective as of January 1, 2026. Shares available for issuance under the 2023 Plan were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on July 28, 2023 (File No. 333-273518) and March 31, 2025 (File No. 333-286263). (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based on $121.68, the average of the high and low prices of the Registrant's Ordinary Shares as reported on the New York Stock Exchange on February 27, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share
Amount Registered | shares	211,737
Proposed Maximum Offering Price per Unit	103.43
Maximum Aggregate Offering Price	$ 21,899,957.91
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,024.38
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional ordinary shares, $0.0001 par value per share (the "Ordinary Shares") of SharkNinja, Inc. (the "Registrant") which become issuable under the Registrant's 2023 Equity Incentive Plan (the "2023 Plan") and the Registrant's 2023 Employee Share Purchase Plan (the "ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding Ordinary Shares. (2) Represents an automatic increase to the number of shares available for issuance under the ESPP, in accordance with the automatic annual increase provision of the ESPP, effective as of January 1, 2026. Shares available for issuance under the ESPP were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on July 28, 2023 (File No. 333-273518) and March 31, 2025 (File No. 333-286263). (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based on 85% of $121.68, the average of the high and low prices of the Registrant's Ordinary Shares as reported on the New York Stock Exchange on February 27, 2026. Pursuant to the ESPP, the purchase price of the Ordinary Shares reserved for issuance thereunder will be 85%, which reflects the discount to the purchase price applicable to purchases under the ESPP, of the lower of the fair market value of an Ordinary Share (i) on the first trading day of the offering period or (ii) on the exercise date.